Income Taxes - Components of Income Tax Benefits/(Expenses) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current income tax:
Current income tax expenses	¥ (8,818)	¥ (10,162)	¥ (7,595)
Deferred tax:
Changes related to origination and reversal of temporary differences	(1,107)	1,949	8,758
Changes in the tax rate	3	(691)	(1,017)
Income tax benefits/(expenses)	¥ (9,922)	¥ (8,904)	¥ 146